Key Management (Tables)	12 Months Ended
Dec. 31, 2022
Key Management
Schedule of compensation paid or payable to key management for employee services.

	2022	2021
	$	$

Salaries and short-term employee benefits	5,440	4,726
Share-based compensation	5,757	4,073
Cost recoveries from associates	(330)	(579)
	10,867	8,220